Trade Receivables and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Trade receivables	$ 94
NIS [Member]
Statement Line Items [Line Items]
Open balances	325	$ 149
Income receivables	43
Trade receivables	$ 325	$ 149